Share Capital (Narrative) (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Jun. 30, 2021 CAD ($) $ / shares shares	Nov. 02, 2020	Oct. 24, 2019	Aug. 31, 2021 CAD ($) shares	Aug. 31, 2021 $ / shares shares	Aug. 31, 2022 shares	Nov. 02, 2021 shares	Aug. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding				498,909,326	498,909,326	499,547,162
Average book value of shares repurchased | $ / shares					$ 8.77
Excess of the market price of treasury shares over average book value, including transaction costs | $				$ 207
Cancellation of shares | $				$ 336
Shares repurchased				14,783,974
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				22,372,064	22,372,064	22,372,064		22,372,064
Par value | $ / shares	$ 0
Preferred shares redemption price, per share | $ / shares	$ 25
Number of shares issued	10,012,393
Class B Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,987,607
Par value | $ / shares	$ 0
Preferred shares redemption price, per share | $ / shares	$ 25
Preferred Stock, Redemption Amount | $	$ 300
Treasury shares [member]
Disclosure of classes of share capital [line items]
Percentage of issued and outstanding shares		5.00%
Treasury shares [member] | Class B Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding							24,532,404
Minimum [Member]
Disclosure of classes of share capital [line items]
Discount rate for shares under DRIP			2.00%
Maximum [Member]
Disclosure of classes of share capital [line items]
Discount rate for shares under DRIP			0.00%